PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Property, Plant And Equipment 1	$ 1.7
Property, Plant And Equipment 2	1.7
Property, Plant And Equipment 3	2.1
Property, Plant And Equipment 4	4.6
Property, Plant And Equipment 5	$ 0.8